Detail of Certain Balance Sheet Accounts - Schedule of Long-Term Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Text Block Supplement [Abstract]
Workers compensation insurance reserves	$ 25,360	$ 30,514
General and professional liability insurance reserves	21,182	28,350
Automobile insurance reserves	9,034	8,526
Contingent consideration	5,250	2,681
Employee incentives	3,993	5,189
Deferred gain	195	709
Legal settlements and professional fees	0	10,000
Other	6,176	5,336
Total long-term liabilities	$ 71,190	$ 91,305